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                               [BISYS Letterhead]

November 7, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: New Covenant Funds
         File Nos. 333-64981 and 811-09025

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of New Covenant Funds (the "Trust"), that the form of Prospectus for the Trust that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A which was filed on October 31, 2005. The text of Post-Effective Amendment No. 7 was filed electronically with the Securities and Exchange Commission via the EDGAR system.

     Please call the undersigned at (617) 824-1229 if you have any questions with respect to this certification.

Sincerely,


/s/ Charles J. Daly
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Charles J. Daly
Secretary, New Covenant Funds